SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 9 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the balance sheet was available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review other than as described in footnote 2, and the items below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 23, 2021, the Company entered into Merger Agreement, by and among the Company, Caspian Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company formed on February 22, 2021 (“Merger Sub”), and MarkForged, Inc. (“Markforged”). The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Markforged.

In connection with the Merger Agreement, upon the terms and subject to the conditions of the Merger Agreement, the following transactions, among other things, are expected to occur: (i) prior to the effective time of the transactions contemplated by the Merger Agreement (the “Effective Time”), the Company will domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended (the “DGCL”), and the Cayman Islands Companies Law (As Revised) (the “Domestication”); (ii) prior to the Effective Time, all issued and outstanding shares of preferred stock of Markforged will convert into shares of common stock of Markforged; (iii) prior to the Effective Time, Markforged will repurchase up to approximately $45 million of Markforged securities held by certain of its shareholders (the “Employee Transactions”); (iv) at the Effective Time, upon the terms and subject to the conditions of the Merger Agreement and in accordance with the DGCL, Merger Sub will merge with and into Markforged, with Markforged continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”); (v) at the Effective Time, and after the Domestication, each issued and outstanding share of common stock of Markforged, excluding the shares repurchased in the Employee Transactions, will be cancelled and converted into the right to receive a number of shares of common stock of the Company, par value $0.0001 per share (the “Company Common Stock”), equal to the product of (x) one share of Markforged common stock and (y) the Exchange Ratio (as defined below) (such aggregate number of shares of Company Common Stock, the “Aggregate Merger Consideration”); and (iv) upon the consummation of the Merger (the “Closing”), the Company will be renamed “Markforged Holding Corporation.”

In connection with the Domestication, (i) each then issued and outstanding Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary Shares”), and each then issued and outstanding Class B ordinary share of the Company, par value $0.0001 per share (the “Class B Ordinary Shares”), will convert into one share of Company Common Stock, (ii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Company Common Stock, pursuant to the Company’s existing warrant agreement, and (iii) each then issued and outstanding unit of the Company that has not previously been separated into its underlying securities will be cancelled and the holder thereof will receive one share of Company Common Stock and one-fourth of one warrant to purchase Company Common Stock.

The Exchange Ratio is defined as (i) $1,700,000,000 minus the total dollar amount paid by the Company in connection with the Employee Transactions, divided by (ii) $10.00, divided by (iii) the number of issued and outstanding shares of Markforged common stock, on a fully diluted and as-converted basis (including shares subject to outstanding equity awards of Markforged (“Markforged Equity Awards”) and shares available for issuance in respect of Markforged Equity Awards not yet granted under the Markforged equity incentive plan). In addition, the outstanding Markforged Equity Awards will be converted into equity awards of the Company, on the terms provided in the Merger Agreement. The holders of Markforged common stock and Markforged Equity Awards (whether vested or not) immediately prior to the Effective Time will be entitled to receive, on a pro rata basis, up to 14,666,667 additional shares of Company Common Stock (“Earnout Shares”) as follows: (i) if the volume-weighted average price of Company Common Stock is at least $12.50 for any 20 days in a consecutive 30‑trading day period, 8,000,000 Earnout Shares will be issued, (ii) if the volume-weighted average price of Company Common Stock is at least $15.00 for any 20 days in a consecutive 30‑trading day period, 6,666,667 Earnout Shares will be issued and (iii) upon a change of control or a liquidation of the Company, all previously unearned Earnout Shares will be issued. Markforged shareholders will not receive any Earnout Shares not earned within five years of the Closing.

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions and additional closing conditions, including, among others: (i) approval of the Merger and related agreements and transactions by the shareholders of the Company and by the shareholders of Markforged, (ii) the effectiveness of the merger proxy statement / registration statement on Form S‑4 to be filed by the Company in connection with the Merger, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”), (iv) receipt of approval for listing on The New York Stock Exchange (the “NYSE”) for the shares of Company Common Stock to be issued in connection with the Merger, (v) the Company having at least $5,000,001 of net tangible assets upon Closing and (vi) the size and composition of the board of directors of the Company after giving effect to the Merger being composed as agreed upon by the parties.

The Merger Agreement may be terminated under certain customary circumstances prior to the Closing.

Certain Related Agreements

Also, in connection with Merger Agreement, the Company entered into certain related agreements including Subscription Agreements, Sponsor Support Agreement, Shareholder Support Agreement.

For more information, the Company’s announcement and the related agreements have been filed on a Current Report on Form 8‑K on February 24, 2021.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were available to be issued. Other than what is discussed herein, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.